UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Levy, Harkins & Co., Inc.

Address:   366 Madison Avenue, 14th Floor, New York, NY  10017


Form 13F File Number: 28-06421


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Lucia LoScalzo
Title:  Office Manager
Phone:  212-888-3030

Signature,  Place,  and  Date  of  Signing:

/s/ Lucia LoScalzo                 366 Madison Avenue, NYC 10017      4/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:  $      263,296
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ----------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
Akamai Technologies, Inc.    COM              00971T101   10,456   296,280          SOLE       NONE     None      0    0
Apple, Inc.                  COM              037833100   13,650    30,836          SOLE       NONE     None      0    0
American Express             COM              025816109   14,325   212,350          SOLE       NONE     None      0    0
Baker Hughes Inc.            COM              057224107    8,831   190,275          SOLE       NONE     None      0    0
Bank of America Warrants B   Warrant          060505153      782 1,071,085          SOLE       NONE     None      0    0
Berkshire Hathaway           CL B             084670207   23,467   225,211          SOLE       NONE     None      0    0
Boeing Company               COM              097023105   15,408   179,475          SOLE       NONE     None      0    0
Caterpillar Inc.             COM              149123101    7,512    86,371          SOLE       NONE     None      0    0
Cognizant Technologies Solu. CL A             192446102   10,923   142,576          SOLE       NONE     None      0    0
Deere & Co.                  COM              244199105    9,541   110,969          SOLE       NONE     None      0    0
EMC Corp.                    COM              268648102   13,338   558,290          SOLE       NONE     None      0    0
Google Inc.                  CL A             38259P508   14,820    18,661          SOLE       NONE     None      0    0
KKR&CO                       COM              48248M102    7,033   364,030          SOLE       NONE     None      0    0
Market Vectors ETF Trust     Gold Miner ETF   57060U100   11,391   300,940          SOLE       NONE     None      0    0
Medtronic Inc.               COM              585055106    7,407   157,735          SOLE       NONE     None      0    0
McDonald's Corp              COM              580135101   19,035   190,942          SOLE       NONE     None      0    0
Nautilus, Inc.               COM              63910B102    2,195   305,305          SOLE       NONE     None      0    0
Orbcomm, Inc.                COM              68555p100   14,236 2,732,514          SOLE       NONE     None      0    0
Qualcomm Inc.                COM              747525103   18,180   271,540          SOLE       NONE     None      0    0
Proshares Trust              PSHS ULTSH 20YRS 74347R297    9,431   143,528          SOLE       NONE     None      0    0
Tupperware Brands Corp.      COM              899896104   15,360   187,910          SOLE       NONE     None      0    0
Wal Mart Stores Inc.         COM              931142103   15,975   213,490          SOLE       NONE     None      0    0